Investments in Affiliates and Available-for-Sale Securities - Investments in Available-For-Sale Securities (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Schedule Of Equity Method Investments [Line Items]
Reclassification to earnings	$ 0		$ 345	$ 0	$ 345
Accumulated other comprehensive (loss)/income	$ 0			$ 0		$ 0
KLC and STX
Schedule Of Equity Method Investments [Line Items]
Consideration received from sale of available for sale securities		$ 5,303